Cover	Oct. 14, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2019
Entity File Number	001-35253
Entity Registrant Name	Wesco Aircraft Holdings, Inc.
Entity Central Index Key	0001378718
Entity Tax Identification Number	20-5441563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24911 Avenue Stanford
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	775-7200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WAIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false